Leases (Details) - Schedule of maturity lease obligations - Dec. 31, 2021	CNY (¥)	USD ($)
Schedule of maturity lease obligations [Abstract]
2022	¥ 2,270,181	$ 356,068
2023	941,699	147,701
2024	71,287	11,181
2025	71,287	11,181
2026	35,644	5,591
Total lease payments	3,390,098	531,722
Less: Interest	(157,086)	(24,638)
Present value of lease liabilities	¥ 3,233,012	$ 507,084